Provision for Payments in Lieu of Corporate Income Taxes - Additional Information (Detail) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Expenses [Line Items]
Current provision due from related parties	224,000,000	197,000,000
PILs [Member]
Income Tax Expenses [Line Items]
Deferred provision (recovery) for PILs	10,000,000	(2,000,000)
Deferred tax liability	0	0
PILs [Member] | OEFC [Member]
Income Tax Expenses [Line Items]
Current provision due from related parties	39,000,000	29,000,000